Leases - Future Minimum Operating Lease Payments (FY) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 1,533
2024	1,341
2025	1,137
2026	1,168
2027	1,199
Thereafter	7,849
Total future minimum lease payments	$ 14,227